OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 19,185	$ 30,974
Accrued expense	88,323	71,462
Other payables	11,351	11,944
Payable for collaboration assets	14,171	16,338
Other tax payables	2,982	2,084
Total	$ 136,012	$ 132,802